Summary of Significant Accounting Polices (Details) - Schedule of reconciliation of the derivative liability for which level 3 inputs - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation of the Derivative Liability for Which Level 3 Inputs [Abstract]
Balance	$ 6,526,129	$ 12,310,307	$ 31,640,470
Fair value of derivative liabilities issued		54,652	29,703
Net gain on conversion of debt and change in derivative liability	(27,557,450)	(5,838,830)	(19,359,866)
Balance	$ 35,702,830	$ 6,526,129	$ 12,310,307